Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,596,000
Previously Paid Amount	0.00
Total Fee Amount	2,982.41
Total Offset Amount	0.00
Net Fee	2,982.41
Narrative - Max Aggregate Offering Price	$ 21,596,000
Final Prospectus	true